Summary of Reconciliation of Financial Position (Details) (Parenthetical) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Discounted interest rate		10.00%
Asset retirement obligation	$ 9,355,422	$ 5,316,470	$ 8,993,108	$ 9,355,422
Risk free interest rate	0.93%		1.49%
Accretion of asset retirement obligation		(264,075)	$ (91,983)
Sharebased compensation expenses		2,118,917	336,366
Depletion		$ 1,451,032	415,686
Oil and gas assets [member]
IfrsStatementLineItems [Line Items]
Oil and gas properties			181,888
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligation	$ 5,344,798		4,566,130
Accretion of asset retirement obligation			324,371
Sharebased compensation expenses	$ 1,177,099
Gain loss on debt settlement			79,341
Depletion			181,888
IFRSs [member]
IfrsStatementLineItems [Line Items]
Accretion of asset retirement obligation			324,371
Sharebased compensation expenses			1,040,779
Gain loss on debt settlement			79,341
Depletion			$ 181,888